Changes in Benefit Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011
Postretirement Benefits, U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	$ 9,103	$ 7,936
Service cost		5
Interest cost	416	439
Benefit payments	(665)	(633)
Medicare subsidy received	69	97
Actuarial (gains) losses	754	1,259
Benefit Obligation at End of Year	9,677	9,103
Postretirement Benefits, Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	17,557	14,974
Service cost	745	709
Interest cost	968	891
Benefit payments	(369)	(317)
Actuarial (gains) losses	6,979	(33)
Currency exchange rate changes	(1,363)	1,333
Benefit Obligation at End of Year	$ 24,517	$ 17,557